PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2013	2012
	$	$
Cost:

Computers and peripheral equipment	375	274
Office furniture and equipment	214	198
Leasehold improvements	43	29
	632	501
Accumulated depreciation:
Computers and peripheral equipment	279	253
Office furniture and equipment	148	143
Leasehold improvements	29	12
	456	408
Depreciated cost	176	93